CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Oct. 28, 2018	Oct. 29, 2017
Current assets:
Cash and cash equivalents	$ 54,272	$ 65,658
Restricted cash	245	136
Accounts receivable, net	233,297	199,897
Inventories, net	254,531	198,296
Income taxes receivable	1,012	3,617
Investments in debt and equity securities, at market	5,285	6,481
Prepaid expenses and other	34,821	31,359
Assets held for sale	7,272	5,582
Total current assets	590,735	511,026
Property, plant and equipment, net	236,240	226,995
Goodwill	148,291	148,291
Intangible assets, net	127,529	137,148
Deferred income taxes	982	2,544
Other assets, net	6,598	5,108
Total assets	1,110,375	1,031,112
Current liabilities:
Current portion of long-term debt	4,150	0
Note payable	497	440
Accounts payable	170,663	147,772
Accrued compensation and benefits	65,136	59,189
Accrued interest	1,684	6,414
Accrued income taxes	11,685	0
Other accrued expenses	81,884	76,897
Total current liabilities	335,699	290,712
Long-term debt, net of deferred financing costs of $5,699 and $6,857 on October 28, 2018 and October 29, 2017, respectively	403,076	387,290
Deferred income taxes	2,250	4,297
Other long-term liabilities	39,085	43,566
Total long-term liabilities	444,411	435,153
Stockholders’ equity:
Common stock, $.01 par value, 100,000,000 shares authorized; 66,264,654 and 68,677,684 shares issued in 2018 and 2017, respectively; and 66,203,841 and 68,386,556 shares outstanding in 2018 and 2017, respectively	663	687
Additional paid-in capital	523,788	562,277
Accumulated deficit	(186,291)	(248,046)
Accumulated other comprehensive loss, net	(6,708)	(7,531)
Treasury stock, at cost (60,813 and 291,128 shares in 2018 and 2017, respectively)	(1,187)	(2,140)
Total stockholders’ equity	330,265	305,247
Total liabilities and stockholders’ equity	$ 1,110,375	$ 1,031,112